SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2024
Disclosure of summary of significant accounting policies [abstract]
Basis of preparation	Basis of preparation
The Unaudited Interim Condensed Consolidated Financial Statements (the "Interim Financial Statements") have been prepared in accordance with IAS 34 - Interim Financial Reporting. Accordingly, they do not include all the information and disclosures required in consolidated financial statements and should be read in conjunction with the Group’s Consolidated Financial Statements for the year ended December 31, 2023.
In accordance with IAS 1- Presentation of Financial Statements, the Interim Financial Statements are prepared on the assumption that Constellium is a going concern and will continue in operation for the foreseeable future.
The accounting policies adopted in the preparation of the Interim Financial Statements are consistent with those followed in the preparation of the Group’s Consolidated Financial Statements for the year ended December 31, 2023, except for the application of the effective tax rate method in accordance with IAS 34 - Interim Financial Reporting.
The Interim Financial Statements are presented in millions of Euros, except when otherwise indicated. Certain reclassifications may have been made to prior year amounts to conform to the current year presentation. Amounts may not sum due to rounding.
The Interim Financial Statements were authorized for issue by management on July 22, 2024.

New and amended standards and interpretations	New and amended standards and interpretations
Several amendments to IFRS standards apply for the first time in 2024, but have no impact on the Interim Financial Statements of the Group.
The Group has applied the mandatory exception to recognizing and disclosing information about deferred tax assets and liabilities arising from Pillar Two income taxes. The Group has reviewed its corporate structure in light of the introduction of Pillar Two Model Rules in the jurisdictions where it operates based on the most recent tax filings and financial statements. Based on this assessment, the Group has determined that it is not subject to Pillar Two “top-up” taxes for the the six months ended June 30, 2024.
The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective. The Group plans to adopt new standards and interpretations on their required effective dates.

Judgments in applying accounting policies and key sources of estimation uncertainty
2.3 Judgments in applying accounting policies and key sources of estimation uncertainty
The preparation of financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, along with the accompanying disclosures and the disclosure of contingent liabilities. These judgments, estimates and assumptions are based on management’s best knowledge of the relevant facts and circumstances, giving consideration to previous experience. However, actual results may differ from the amounts included in the financial statements.
In preparing these Interim Financial Statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those applied to the Consolidated Financial Statements at and for the year ended December 31, 2023, as well as the application of the effective tax rate method for the determination of the income tax provision.